Dreyfus High Yield Municipal Bond Fund
Dreyfus High Yield Municipal Bond Fund
August 12, 2014 DREYFUS MUNICIPAL FUNDS, INC. DREYFUS HIGH YIELD MUNICIPAL BOND FUND Supplement to the Statutory Prospectus and Summary Prospectus dated January 1, 2014

The following information supplements information contained in the section of the Statutory Prospectus entitled "Fund Summary - Fees and Expenses" and in the section of the Summary Prospectus entitled "Fees and Expenses":

Effective August 12, 2014, the fund's investment adviser, The Dreyfus Corporation, has contractually agreed to waive receipt of its fees and/or assume the direct expenses of the fund until January 1, 2015, so that the expenses of the Class Y shares of the fund (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowings, and extraordinary expenses) do not exceed 0.75%.